Other Non Current Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012 Property
Other Assets Noncurrent [Line Items]
Number of residential units to be purchased		332
Amount expected to be collected from employees	$ 5.7